Annual Fund Operating Expenses - SA Putnam Asset Allocation Diversified Growth Portfolio	Jul. 29, 2021
Class 1
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.01%
Fee Waivers and/or Expense Reimbursements	0.15%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.86%
Class 2
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	0.15%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.16%
Fee Waivers and/or Expense Reimbursements	0.15%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%
Class 3
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.26%
Fee Waivers and/or Expense Reimbursements	0.15%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%